OPERATING LEASES - Supplemental cash flow information (Details) $ in Thousands	3 Months Ended
Mar. 31, 2022 USD ($)
OPERATING LEASES
Weighted-average remaining lease term	4 years 6 months 7 days
Weighted-average discount rate	11.33%
Cash paid within operating cash flows	$ 240
Operating lease right-of-use assets recognized in exchange for new operating lease obligations	$ 2,604